Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidated statement of cash flows
Inflow from operating activities	€ 12,980	€ 13,600	€ 14,223
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(87)	(9)	(28)
Purchase of interests in associates and joint ventures		(33)	499
Purchase of intangible assets	(3,098)	(3,246)	(2,576)
Purchase of property, plant and equipment	(5,053)	(4,917)	(6,285)
Purchase of investments	(3,629)	(3,901)	(2,219)
Disposal of interests in subsidiaries, net of cash disposed	(412)	239	2
Disposal of interests in associates and joint ventures		115	4
Disposal of property, plant and equipment	45	41	43
Disposal of investments	2,269	1,250	3,597
Dividends received from associates and joint ventures	498	489	433
Interest received	622	378	434
Cash flows from discontinued operations	(372)	(247)	(2,327)
Outflow from investing activities	(9,217)	(9,841)	(8,423)
Cash flows from financing activities
Issue of ordinary share capital and reissue of treasury shares	7	20	25
Net movement in short term borrowings	(541)	(534)	1,293
Proceeds from issue of long term borrowings	14,681	4,440	7,326
Repayment of borrowings	(6,180)	(4,664)	(9,267)
Purchase of treasury shares	(475)	(1,766)
Issue of subordinated mandatory convertible bonds	3,848
Equity dividends paid	(4,064)	(3,920)	(3,714)
Dividends paid to non-controlling shareholders in subsidiaries	(584)	(310)	(413)
Other transactions with non-controlling shareholders in subsidiaries	(221)	1,097	5
Other movements in loans with associates and joint ventures	42	(194)	70
Interest paid	(1,297)	(991)	(1,264)
Cash flows from discontinued operations	(779)	(302)	(3,157)
Tax on financing activities		(110)
Inflow/(outflow) from financing activities	4,437	(7,234)	(9,096)
Net cash inflow/(outflow)	8,200	(3,475)	(3,296)
Cash and cash equivalents at beginning of the financial year	5,394	9,302	12,911
Exchange gain/(loss) on cash and cash equivalents	11	(433)	(313)
Cash and cash equivalents at end of the financial year	€ 13,605	€ 5,394	€ 9,302